Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets
forth
a comparison of Pay Versus Performance (“PVP”) related to compensation reported in the Summary Compensation Table to compensation actually paid to our Principal Executive Officer (“PEO”) and other NEOs as well as information on our Company performance.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (5)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on:		Company Net Income ($ in millions)	Company EBITDA (4) ($ in millions)
					Company Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)

2023	$6,748,551	$15,496,536	$2,138,092	$3,039,172	$207	$146	$143	$405

2022	7,810,461	4,230,620	3,416,649	1,780,081	122	112	328	627

2021	8,023,798	12,877,899	3,789,459	6,581,026	159	145	225	457

2020	7,469,365	11,918,983	2,624,006	3,835,865	133	116	97	247
(1)
Mr. Nemeth served as our PEO for each year.
(2)
The Company’s Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020 were as follows:
 •  2023 - Messrs. Rodino, Ellis, Filer, Petkovich and Duthie
 •  2022 and 2021 – Todd M. Cleveland and Messrs. Rodino, Ellis and Petkovich
 •  2020 - Messrs. Cleveland, Rodino, Ellis, Petkovich, John A. Forbes and Joshua A. Boone
(a) Mr. Petkovich joined the Company as CFO in November 2020 and resigned from the Company in May 2023.
(b) Mr. Filer joined the Company as Senior Vice President of Finance in November 2022 and served as Interim CFO from May 2023 through March 4, 2024, at which time he returned to his previous role as Senior Vice President of Finance.
(c) Mr. Cleveland served as Executive Chairman during 2020-2022 and served as our PEO through December 31, 2019. Equity awards granted to Mr. Cleveland while he served as PEO continued to vest during 2020-2022.
(d) Mr. Boone resigned as CFO of the Company in June 2020.
(e) Mr. Forbes, an independent member of our Board, served as interim CFO from June 2020 until November 2020. The compensation for Mr. Forbes reflected in this table relates to the salary, bonus and equity grant Mr. Forbes received while serving as interim CFO. The table does not include any compensation Mr. Forbes received related to his service as a member of the Board of Directors.
(3)
Company Total Shareholder Return (“TSR”) reflects $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019. The Peer Group TSR values for 2020, 2021 and 2022 have been updated from those reported in last year’s table to reflect a market cap weighting effective date of December 31, 2019. Peer Group TSR reflects a customized peer group of companies, which includes Brunswick Corporation, Cavco Industries, Inc., LCI Industries, Malibu Boats, Inc., Polaris, Inc., Thor Industries, Inc., Winnebago Industries, Inc., and Wabash National Corporation. See Stock Performance Graph on page 28 of our Form 10-K for the fiscal year ended December 31, 2023.
(4)
Company selected measure of EBITDA, calculated as earnings before interest, taxes, depreciation and amortization, is the primary metric used in our LTIP as discussed in the CD&A beginning on page 24.

(5)
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and for the average paid for our Non-PEO NEOs for the year ended December 31, 2023.

	PEO	Average Non-PEO NEOs

	2023	2023

SCT Total Compensation	$6,748,551	$2,138,092

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	(4,200,020)	(1,146,630)

ADD Year End Fair Value of Equity Awards Made During Year (b)	6,198,117	1,258,228

ADD Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	5,999,844	1,173,818

ADD Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Year (d)	448,652	(161,035)

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards That Were Forfeited During Year (f)	-	(276,990)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in SCT Total Compensation (g)	301,392	53,689

Total Adjustments Related to Equity Awards	$8,747,985	$901,080

Total Adjustments Related to Pension Value (h)	-	-

Total Compensation Actually Paid	$15,496,536	$3,039,172
(a)
Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)
Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.
(c)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value of equity awards that vested during the same year as grant.
(f)
Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in May 2023, Mr. Petkovich forfeited all of his unvested equity awards.
(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting.
(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the SCT and in Compensation Actually Paid.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(2)
The Company’s Non-PEO NEOs for the years ended December 31, 2023, 2022, 2021 and 2020 were as follows:
 •  2023 - Messrs. Rodino, Ellis, Filer, Petkovich and Duthie
 •  2022 and 2021 – Todd M. Cleveland and Messrs. Rodino, Ellis and Petkovich
 •  2020 - Messrs. Cleveland, Rodino, Ellis, Petkovich, John A. Forbes and Joshua A. Boone

Peer Group Issuers, Footnote	Company Total Shareholder Return (“TSR”) reflects $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019. The Peer Group TSR values for 2020, 2021 and 2022 have been updated from those reported in last year’s table to reflect a market cap weighting effective date of December 31, 2019. Peer Group TSR reflects a customized peer group of companies, which includes Brunswick Corporation, Cavco Industries, Inc., LCI Industries, Malibu Boats, Inc., Polaris, Inc., Thor Industries, Inc., Winnebago Industries, Inc., and Wabash National Corporation. See Stock Performance Graph on page 28 of our Form 10-K for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 6,748,551	$ 7,810,461	$ 8,023,798	$ 7,469,365
PEO Actually Paid Compensation Amount	$ 15,496,536	4,230,620	12,877,899	11,918,983
Adjustment To PEO Compensation, Footnote
(5)
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and for the average paid for our Non-PEO NEOs for the year ended December 31, 2023.

	PEO	Average Non-PEO NEOs

	2023	2023

SCT Total Compensation	$6,748,551	$2,138,092

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	(4,200,020)	(1,146,630)

ADD Year End Fair Value of Equity Awards Made During Year (b)	6,198,117	1,258,228

ADD Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	5,999,844	1,173,818

ADD Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Year (d)	448,652	(161,035)

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards That Were Forfeited During Year (f)	-	(276,990)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in SCT Total Compensation (g)	301,392	53,689

Total Adjustments Related to Equity Awards	$8,747,985	$901,080

Total Adjustments Related to Pension Value (h)	-	-

Total Compensation Actually Paid	$15,496,536	$3,039,172
(a)
Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)
Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.
(c)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value of equity awards that vested during the same year as grant.
(f)
Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in May 2023, Mr. Petkovich forfeited all of his unvested equity awards.
(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting.
(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the SCT and in Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 2,138,092	3,416,649	3,789,459	2,624,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,039,172	1,780,081	6,581,026	3,835,865
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and for the average paid for our Non-PEO NEOs for the year ended December 31, 2023.

	PEO	Average Non-PEO NEOs

	2023	2023

SCT Total Compensation	$6,748,551	$2,138,092

SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	(4,200,020)	(1,146,630)

ADD Year End Fair Value of Equity Awards Made During Year (b)	6,198,117	1,258,228

ADD Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	5,999,844	1,173,818

ADD Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Year (d)	448,652	(161,035)

ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-

SUBTRACT Fair Value at the End of the Prior Year of Equity Awards That Were Forfeited During Year (f)	-	(276,990)

ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in SCT Total Compensation (g)	301,392	53,689

Total Adjustments Related to Equity Awards	$8,747,985	$901,080

Total Adjustments Related to Pension Value (h)	-	-

Total Compensation Actually Paid	$15,496,536	$3,039,172
(a)
Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)
Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.
(c)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)
Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value of equity awards that vested during the same year as grant.
(f)
Represents the prior year-end fair value of equity awards forfeited during the year. Upon his resignation in May 2023, Mr. Petkovich forfeited all of his unvested equity awards.
(g)
Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest and at same time as vesting.
(h)
Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the SCT and in Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 207	122	159	133
Peer Group Total Shareholder Return Amount	146	112	145	116
Net Income (Loss)	$ 143,000,000	$ 328,000,000	$ 225,000,000	$ 97,000,000
Company Selected Measure Amount	405,000,000	627,000,000	457,000,000	247,000,000
PEO Name	Mr. Nemeth
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
PEO | Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,200,020)
PEO | Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,198,117
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,999,844
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,652
PEO | Fair Value At Vesting Of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value Of Dividends Paid On Equity Awards That Vested During Year Not Included In SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,392
PEO | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,747,985
PEO | Total Adjustments Related To Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,146,630)
Non-PEO NEO | Year End Fair Value Of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,258,228
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173,818
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,035)
Non-PEO NEO | Fair Value At Vesting Of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(276,990)
Non-PEO NEO | Value Of Dividends Paid On Equity Awards That Vested During Year Not Included In SCT Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,689
Non-PEO NEO | Total Adjustments Related To Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,080
Non-PEO NEO | Total Adjustments Related To Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0